Premises and Equipment & Developed Software (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.1	$ 0.1
Amortization expense	$ 2.8	$ 2.8